Income Taxes - Schedule of Effective Tax Rates Reconciliation (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal statutory rate		$ 6,600
State taxes, net of federal benefits		4,300
Permanent differences		(8,500)
Change in valuation allowance		(2,400)
Effective Tax Rates Reconciliation